United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2125

EquiTrust Series Fund, Inc.

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA 50266-5997

(Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end: July 31, 2008

Date of reporting period: April 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO

April 30, 2008

(Unaudited)

	Shares Held	Value
COMMON STOCKS (97.65%)
BUSINESS SERVICES (4.26%)
Microsoft Corp.	59,263	$1,690,181
Oracle Corp.	33,462	697,683

		2,387,864
CHEMICALS AND ALLIED PRODUCTS (15.23%)
Abbott Laboratories	15,953	841,521
Amgen Inc.	11,502	481,589
Bristol-Myers Squibb Co.	24,794	544,724
Colgate-Palmolive Co.	4,470	316,029
Dow Chemical Co. (The)	6,788	272,538
E. I. du Pont de Nemours and Co.	10,158	496,828
Eli Lilly and Co.	11,697	563,093
Johnson & Johnson	27,746	1,861,479
Merck & Co., Inc.	19,880	756,235
Pfizer Inc.	27,130	545,584
Proctor & Gamble Co. (The)	27,776	1,862,381

		8,542,001
COMMUNICATIONS (4.98%)
AT&T Inc.	24,831	961,208
CBS Corp.-Class B	7,790	179,715
Comcast Corp.-Class A	21,303	437,777
FairPoint Communications, Inc.	444	4,089
Verizon Communications Inc.	23,639	909,629
Viacom Inc.-Class B	7,790	299,448

		2,791,866
DEPOSITORY INSTITUTIONS (7.88%)
Bank of America Corp.	28,837	1,082,541
Citigroup Inc.	27,863	704,098
JPMorgan Chase & Co.	29,545	1,407,819
Wachovia Corp.	16,411	478,381
Wells Fargo & Co.	25,205	749,849

		4,422,688
EATING AND DRINKING PLACES (2.95%)
McDonald’s Corp.	27,737	1,652,570
ELECTRIC, GAS AND SANITARY SERVICES (3.27%)
Exelon Corp.	15,528	1,327,333
Southern Co. (The)	13,679	509,269

		1,836,602
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (7.34%)
Cisco Systems, Inc.	36,567	937,578
General Electric Co.	52,749	1,724,892
Intel Corp.	36,926	821,973
Motorola, Inc.	23,395	233,014
Texas Instruments Inc.	13,793	402,204

		4,119,661
FOOD AND KINDRED PRODUCTS (4.91%)
Anheuser-Busch Companies, Inc.	7,218	355,126
Coca-Cola Co. (The)	20,084	1,182,345
Kraft Foods Inc.	17,319	547,800
PepsiCo, Inc.	9,797	671,388

		2,756,659
FORESTRY (0.46%)
Weyerhaeuser Co.	4,031	257,500

GENERAL MERCHANDISE STORES (3.52%)
Target Corp.	7,510	399,006
Wal-Mart Stores, Inc.	27,194	1,576,708

		1,975,714
INDUSTRIAL MACHINERY AND EQUIPMENT (9.97%)
3M Co.	11,180	859,742
Applied Materials, Inc.	15,450	288,297
Caterpillar Inc.	18,044	1,477,443
Dell Inc.	20,513	382,157
EMC Corp.	24,450	376,530
Hewlett-Packard Co.	23,208	1,075,691
International Business Machines Corp.	9,367	1,130,597

		5,590,457
INSURANCE CARRIERS (1.97%)
American International Group, Inc.	23,913	1,104,781
MOTION PICTURES (2.13%)
Time Warner Inc.	29,517	438,327
Walt Disney Co. (The)	23,262	754,387

		1,192,714
NONDEPOSITORY INSTITUTIONS (3.40%)
American Express Co.	34,373	1,650,591
Federal National Mortgage Assoc.	9,106	257,700

		1,908,291
PETROLEUM AND COAL PRODUCTS (11.58%)
Chevron Corp.	24,888	2,392,981
Exxon Mobil Corp.	44,083	4,102,805

		6,495,786
PRIMARY METAL INDUSTRIES (1.21%)
Alcoa Inc.	19,514	678,697
SECURITY AND COMMODITY BROKERS (0.58%)
Ameriprise Financial, Inc.	6,873	326,399
TOBACCO PRODUCTS (3.17%)
Altria Group, Inc.	25,028	500,560
Philip Morris International Inc.	25,028	1,277,179

		1,777,739
TRANSPORTATION EQUIPMENT (8.84%)
Boeing Co. (The)	17,326	1,470,284
General Motors Corp.	10,539	244,505
Honeywell International Inc.	23,057	1,369,586
United Technologies Corp.	25,825	1,871,538

		4,955,913

Total Common Stocks (Cost $34,341,415)		54,773,902

SHORT-TERM INVESTMENTS (2.30%)
MONEY MARKET MUTUAL FUND (0.16%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $90,860)	90,860	90,860

	Principal Amount
COMMERCIAL PAPER (0.80%)
NONDEPOSITORY INSTITUTIONS
American General Finance Corp., 2.40%, due 05/05/08	$250,000	250,000
General Electric Capital Corp., 2.28%, due 05/02/08	200,000	200,000

Total Commercial Paper (Cost $450,000)		450,000
UNITED STATES GOVERNMENT AGENCIES (1.34%)
Federal Home Loan Bank, due 05/09/2008	250,000	249,887
Federal Home Loan Bank, due 05/16/2008	300,000	299,745
Federal Home Loan Bank, due 05/23/2008	200,000	199,756

Total United States Government Agencies (Cost $749,388)		749,388

Total Short-Term Investments (Cost $1,290,248)		1,290,248

Total Investments (Cost $35,631,663) (99.95%)		56,064,150
OTHER ASSETS LESS LIABILITIES (0.05%)
Cash, receivables, prepaid expense and other assets, less liabilities		27,972

Total Net Assets (100.00%)		$56,092,122

Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$24,526,794
Unrealized Depreciation	(4,094,307)

Net Unrealized Appreciation (Depreciation)	20,432,487
Cost for federal income tax purposes	$35,631,663

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO

April 30, 2008

(Unaudited)

	Principal Amount	Value
CORPORATE BONDS (41.02%)
DEPOSITORY INSTITUTIONS (7.30%)
Comerica Bank, 5.20%, due 8/22/17	$300,000	$272,295
Huntington National Bank, 5.50%, due 02/15/16	300,000	262,836
PNC Preferred FD, 144A, 6.517%, due 12/31/49	500,000	365,605
Washington Mutual Bank, FA, 5.65%, due 08/15/14	250,000	219,188

		1,119,924
ELECTRIC, GAS AND SANITARY SERVICES (10.35%)
Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19	600,000	685,638
Oglethorpe Power Corp., 6.974%, due 06/30/11	355,000	365,068
PacifiCorp, 6.90%, due 11/15/11	500,000	536,830

		1,587,536
FOOD AND KINDRED PRODUCTS (1.32%)
Diageo Capital plc, 4.375%, due 05/03/10	200,000	201,858
FOOD STORES (1.05%)
Ahold Finance U.S.A., LLC, 8.25%, due 07/15/10	150,000	161,437
INSURANCE CARRIERS (3.91%)
Prudential Financial, Inc., 6.10%, due 06/15/17	250,000	252,377
SunAmerica Inc., 8.125%, due 04/28/23	300,000	346,887

		599,264
OIL AND GAS EXTRACTION (1.79%)
Burlington Resources Inc., 9.125%, due 10/01/21	200,000	274,596
SECURITY AND COMMODITY BROKERS (5.90%)
Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	300,000	295,485
Morgan Stanley-Series MTNC, 5.125%, due 02/11/19	700,000	608,629

		904,114
TOBACCO PRODUCTS (5.06%)
UST Inc., 7.25%, due 06/01/09	750,000	775,433
TRANSPORTATION - BY AIR (3.27%)
Continental Airlines, Inc. Pass-Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	524,553	502,128
TRANSPORTATION EQUIPMENT (1.07%)
Ford Motor Co., 9.215%, due 09/15/21	200,000	164,000

Total Corporate Bonds (Cost $6,404,584)		6,290,290
COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES (2.72%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4 Class AJ, 6.10%, due 08/01/39	500,000	416,680

Total Commercial Mortgage Pass-Through Certificates (Cost $494,077)		416,680
MORTGAGE-BACKED SECURITIES (41.62%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (11.50%)
3023 Class TG, 5.50%, due 08/01/35	134,106	131,809
3051 Class MY, 5.50%, due 10/01/25	400,000	409,952
Pool #A53146, 5.50%, due 10/01/36	295,452	297,764
Pool #A69436, 6.00%, due 12/01/37	452,900	463,371
Pool #G02562, 6.00%, due 01/01/37	450,054	461,030
		1,763,926
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (2.62%)
Pool #906224, 5.50%, due 01/01/37	400,000	402,188

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (27.50%)
2003-1 Class PE, 5.50%, due 07/01/32	500,000	501,441
Pool # 1512, 7.50%, due 12/01/23	25,555	27,407
Pool # 2631, 7.00%, due 08/01/28	13,910	14,902
Pool # 2658, 6.50%, due 10/01/28	37,687	39,368
Pool # 2698, 5.50%, due 01/01/29	62,739	63,661
Pool # 2701, 6.50%, due 01/01/29	42,955	44,859
Pool # 2796, 7.00%, due 08/01/29	16,868	18,064
Pool # 3039, 6.50%, due 02/01/31	4,989	5,207
Pool # 3188, 6.50%, due 01/01/32	51,536	53,736
Pool # 3239, 6.50%, due 05/01/32	37,305	38,898
Pool # 3261, 6.50%, due 07/01/32	35,821	37,351
Pool # 3320, 5.50%, due 12/01/32	370,811	376,099
Pool # 3333, 5.50%, due 01/01/33	252,152	255,613
Pool # 3375, 5.50%, due 04/01/33	76,505	77,555
Pool # 3390, 5.50%, due 05/01/33	351,956	356,786
Pool # 3403, 5.50%, due 06/01/33	400,881	406,382
Pool # 3458, 5.00%, due 10/01/33	511,815	506,200
Pool # 3499, 5.00%, due 01/01/34	264,505	261,522
Pool # 3556, 5.50%, due 05/01/34	199,584	202,375
Pool # 3623, 5.00%, due 10/01/34	661,226	653,771
Pool # 22630, 6.50%, due 08/01/28	19,652	20,529
Pool # 643816, 6.00%, due 07/01/25	245,701	254,000

		4,215,726

Total Mortgage-Backed Securities (Cost $6,291,381)		6,381,840
SHORT-TERM INVESTMENTS (16.76%)
COMMERCIAL PAPER (6.52%)
INSURANCE CARRIERS (1.47%)
Prudential Funding, LLC, 2.26%, due 5/13/08	225,000	225,000
NON-DEPOSITORY INSTITUTIONS (5.05%)
American General Finance Corp., 2.40%, due 05/13/08	175,000	175,000
General Electric Capital Corp., 2.27%, due 05/02/08	400,000	400,000
General Electric Capital Corp., 2.28%, due 05/19/08	200,000	200,000

		775,000

Total Commercial Paper (Cost $1,000,000)		1,000,000
UNITED STATES GOVERNMENT AGENCIES (9.29%)
Federal Home Loan Bank, due 05/05/08	225,000	224,949
Federal Home Loan Bank, due 05/09/08	400,000	399,816
Federal Home Loan Bank, due 05/12/08	400,000	399,754
Federal Home Loan Bank, due 05/23/08	400,000	399,499

Total United States Government Agencies (Cost $1,424,018)		1,424,018

	Shares Held
MONEY MARKET MUTUAL FUND (0.95%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $145,526)	145,526	145,526

Total Short-Term Investments (Cost $2,569,544)		2,569,544

Total Investments (Cost $15,759,586) (102.12%)		15,658,354
OTHER ASSETS LESS LIABILITIES (-2.12%)
Cash, receivables, prepaid expense and other assets, less liabilities		(325,914)

Total Net Assets (100.00%)		$15,332,440

Restricted Securities:
PNC Preferred FD was purchased at 100.000 on 11/29/06. As of 04/30/08, the carrying value of each unit was 73.121, representing $365,605 or 2.38% of total net assets.
Maritime & NE Pipeline was purchased at 104.481 on 04/20/01. As of 04/30/08, the carrying value of each unit was 114.273, representing $685,638 or 4.47% of total net assets.
As of 04/30/08, the carrying value of all restricted securities was $1,051,243 or 6.85% of total net assets.
Firm Commitment to purchase on 5/13/08.
Trade restricted and held in a segregated account to cover firm commitment.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$334,534
Unrealized Depreciation	(435,766)

Net Unrealized Appreciation (Depreciation)	(101,232)
Cost for federal income tax purposes	$15,759,586

EQUITRUST SERIES FUND, INC. SCHEDULE OF INVESTMENTS MANAGED PORTFOLIO April 30, 2008 (Unaudited)

	Shares Held	Value
COMMON STOCKS AND PARTNERSHIP UNITS (74.42%)
BUSINESS SERVICES (1.85%)
eBay Inc.	4,000	$125,160
Electronic Data Systems Corp.	5,000	92,800
Microsoft Corp.	12,300	350,796
Oracle Corp.	11,520	240,192

		808,948
CHEMICALS AND ALLIED PRODUCTS (12.03%)
Abbott Laboratories	10,400	548,600
Amgen Inc.	1,900	79,553
Colgate-Palmolive Co.	3,635	256,995
Dow Chemical Co. (The)	6,040	242,506
E. I. du Pont de Nemours and Co.	12,405	606,728
Johnson & Johnson	15,703	1,053,514
K-V Pharmaceutical Co.-Class A	7,050	172,302
Mylan Inc.	16,595	218,556
Novartis AG	4,030	202,830
Pfizer Inc.	41,922	843,051
Procter & Gamble Co. (The)	5,905	395,930
Schering-Plough Corp.	9,700	178,577
Teva Pharmaceutical Industries Ltd.	4,892	228,848
Wyeth	5,500	244,585

		5,272,575
COMMUNICATIONS (2.27%)
AT&T Inc.	5,895	228,195
Comcast Corp.-Class A	7,203	148,022
Embarq Corp.	4,500	187,065
FairPoint Communications, Inc.	124	1,142
Sprint Nextel Corp.	22,275	177,977
Verizon Communications Inc.	6,600	253,968

		996,369
DEPOSITORY INSTITUTIONS (3.61%)
Bank of America Corp.	8,047	302,084
Bank of New York Mellon Corp. (The)	6,399	278,549
Citigroup Inc.	9,013	227,758
National City Corp.	4,115	25,925
New York Community Bancorp, Inc.	19,030	355,290
U.S. Bancorp	6,272	212,558
Wachovia Corp.	6,234	181,721

		1,583,885
DRUG STORES AND PROPRIETARY STORES (0.60%)
Walgreen Co.	7,500	261,375
ELECTRIC, GAS AND SANITARY SERVICES (5.01%)
Atmos Energy Corp.	12,783	353,833
Integrys Energy Group, Inc.	6,758	323,641
Pinnacle West Capital Corp.	11,400	386,916
Tortoise Energy Capital Corp.	24,015	607,580
Waste Management, Inc.	7,200	259,920
Xcel Energy Inc.	12,765	265,512

		2,197,402

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (5.49%)
Cisco Systems, Inc.	16,200	415,368
General Electric Co.	53,735	1,757,134
Helen of Troy Ltd.	6,813	115,208
Intel Corp.	5,300	117,978

		2,405,688
FABRICATED METAL PRODUCTS (0.62%)
Illinois Tool Works Inc.	5,175	270,601
FOOD AND KINDRED PRODUCTS (3.14%)
Anheuser-Busch Companies, Inc.	5,260	258,792
Coca-Cola Co. (The)	5,440	320,253
Diageo plc	2,800	229,320
Kraft Foods Inc.	5,737	181,461
PepsiCo, Inc.	5,615	384,796

		1,374,622
FORESTRY (0.34%)
Weyerhaeuser Co.	2,345	149,799
GENERAL MERCHANDISE STORES (1.63%)
Target Corp.	2,440	129,637
Wal-Mart Stores, Inc.	10,115	586,468

		716,105
HOLDING AND OTHER INVESTMENT OFFICES (0.76%)
H&Q Life Sciences Investors	9,326	113,591
iShares MSCI Japan Index	16,570	220,050

		333,641
INDUSTRIAL MACHINERY AND EQUIPMENT (3.40%)
3M Co.	9,580	736,702
EMC Corp.	14,400	221,760
Hewlett-Packard Co.	2,530	117,265
Ingersoll-Rand Co. Ltd.-Class A	9,341	414,554

		1,490,281
INSTRUMENTS AND RELATED PRODUCTS (2.58%)
Becton, Dickinson and Co.	3,137	280,448
Medtronic, Inc.	4,800	233,664
Stryker Corp.	1,795	116,370
Thermo Fisher Scientific Inc.	5,152	298,146
Zimmer Holdings, Inc.	2,740	203,198

		1,131,826
INSURANCE AGENTS, BROKERS AND SERVICE (0.48%)
Arthur J. Gallagher & Co.	8,605	211,425
INSURANCE CARRIERS (4.62%)
Allstate Corp. (The)	3,635	183,059
American International Group, Inc.	3,710	171,402
EMC Insurance Group Inc.	20,140	588,088
Lincoln National Corp.	2,200	118,272
MetLife, Inc.	5,600	340,760
Old Republic International Corp.	13,400	192,290
Protective Life	2,890	123,172
Safeco Corp.	2,400	160,176
WellPoint, Inc.	2,997	149,101

		2,026,320
LUMBER & OTHER BUILDING MATERIAL DEALERS (0.22%)
Lowe’s Companies, Inc.	3,815	96,100
MANAGEMENT AND RELATED SERVICES (0.68%)
Quest Diagnostics Inc.	5,900	296,062
METAL MINING (3.43%)
Barrick Gold Corp.	29,624	1,144,079
Newmont Mining Corp.	8,100	358,101

		1,502,180

MOTION PICTURES (0.49%)
News Corp.	11,500	212,750
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.56%)
United Parcel Service, Inc.-Class B	3,405	246,556
NONDEPOSITORY CREDIT INSTITUTIONS (0.11%)
SLM Corp.	2,565	47,529
OIL AND GAS EXTRACTION (7.38%)
Anadarko Petroleum Corp.	5,700	379,392
Apache Corp.	3,900	525,252
Baker Hughes Inc.	3,600	291,168
Devon Energy Corp.	3,100	351,540
Occidental Petroleum Corp.	11,030	917,806
Rowan Companies, Inc.	9,000	350,910
Weatherford International Ltd.	5,200	419,484

		3,235,552
PAPER AND ALLIED PRODUCTS (1.29%)
AbitibiBowater Inc.	6,242	61,608
Kimberly-Clark Corp.	7,875	503,921

		565,529
PERSONAL SERVICES (0.64%)
Cintas Corp.	9,465	280,259
PETROLEUM AND COAL PRODUCTS (2.93%)
BP p.l.c.	4,400	320,276
ConocoPhillips	8,225	708,584
Valero Energy Corp.	5,200	254,020

		1,282,880
PIPELINES, EXCEPT NATURAL GAS (3.18%)
Buckeye Partners, L.P.	4,900	241,717
Enbridge Energy Partners, L.P.	4,800	240,576
Kinder Morgan Management, LLC	12,573	685,229
Magellan Midstream Partners, L.P.	5,500	223,740

		1,391,262
PRINTING AND PUBLISHING (0.92%)
Belo Corp.-Series A	5,190	52,419
Meredith Corp.	5,035	163,184
R. R. Donnelley & Sons Co.	6,065	185,832

		401,435
TOBACCO PRODUCTS (0.46%)
Altria Group, Inc.	2,850	57,000
Philip Morris International Inc.	2,850	145,436

‘		202,436
TRANSPORTATION EQUIPMENT (3.18%)
Federal Signal Corp.	16,200	224,856
Genuine Parts Co.	5,300	225,038
Honeywell International Inc.	8,065	479,061
ITT Corp.	7,280	465,920

		1,394,875
WHOLESALE TRADE - NONDURABLE GOODS (0.52%)
SYSCO Corp.	7,485	228,816

Total Common Stocks and Partnership Units (Cost $28,369,430)		32,615,083

	Principal Amount
MORTGAGE-BACKED SECURITIES (22.22%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$1,250,000	1,253,601
2003-11 Class QC, 5.50%, due 02/01/33	1,500,000	1,475,328
2003-71 Class AK, 5.00%, due 09/01/29	400,000	405,688
2003-116 Class JC, 5.00%, due 05/01/30	440,000	444,110
2004-22 Class BK, 3.47%, due 04/01/34	183,160	182,103
2004-26 Class GC, 5.00%, due 06/01/31	700,000	702,664
2004-76 Class VG, 5.00%, due 09/01/23	300,000	304,547
2004-89 Class KC, 4.00%, due 10/01/34	335,234	333,110
2004-105 Class PB, 5.00%, due 06/01/33	1,128,800	1,125,014
2004-109 Class WE, 5.00%, due 05/01/33	522,000	514,120
2005-44 Class KC, 5.00%, due 04/01/31	500,000	505,772
2006-38 Class OG, 5.00%, due 06/01/36	650,000	647,453
Pool # 2796, 7.00%, due 08/01/29	37,954	40,644
Pool # 3040, 7.00%, due 02/01/31	20,473	21,899
Pool # 3188, 6.50%, due 01/01/32	51,536	53,736
Pool # 3239, 6.50%, due 05/01/32	95,367	99,439
Pool # 3333, 5.50%, due 01/01/33	220,633	223,661
Pool # 3403, 5.50%, due 06/01/33	119,362	121,000
Pool # 3442, 5.00%, due 09/01/33	512,736	507,111
Pool # 3459, 5.50%, due 10/01/33	337,684	342,318
Pool # 672081, 6.00%, due 08/01/37	423,186	435,487

Total Mortgage-Backed Securities (Cost $9,581,367)		9,738,805
SHORT-TERM INVESTMENTS (3.60%)
COMMERCIAL PAPER (1.54%)
NONDEPOSITORY INSTITUTIONS (0.97%)
General Electric Capital Corp, 2.10%, Due 5/1/08	150,000	150,000
General Electric Capital Corp, 2.23%, Due 5/5/08	275,000	275,000

		425,000
PETROLEUM AND COAL PRODUCTS (0.57%)
Chevron Corp, 2.18% Due 5/9/08	250,000	250,000

Total Commercial Paper (Cost $675,000)		675,000
UNITED STATES GOVERNMENT AGENCIES (1.94%)
Federal Home Loan Bank, due 05/02/08	350,000	349,980
Federal Home Loan Bank, due 05/23/08	500,000	499,389

Total United States Government Agencies (Cost $849,369)		849,369

	Shares Held
MONEY MARKET MUTUAL FUND (0.12%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $54,152)	54,152	54,152
Total Short-Term Investments (Cost $1,578,521)		1,578,521

Total Investments (Cost $39,529,318) (100.24%)		43,932,409
OTHER ASSETS LESS LIABILITIES (-0.24%)
Cash, receivables, prepaid expense and other assets, less liabilities		(108,534)

Total Net Assets (100.00%)		$43,823,875

Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$7,297,228
Unrealized Depreciation	(2,806,661)

Net Unrealized Appreciation (Depreciation)	4,490,567
Cost for federal income tax purposes	$39,441,842

EQUITRUST SERIES FUND, INC. SCHEDULE OF INVESTMENTS MONEY MARKET PORTFOLIO April 30, 2008 (Unaudited)
	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (99.76%)
COMMERCIAL PAPER (13.35%)
INSURANCE CARRIERS (2.67%)
Prudential Funding, LLC, due 06/05/08	2.306%	$100,000	$100,000
NONDEPOSITORY INSTITUTIONS (8.01%)
American Express Credit Corp., due 05/01/08	2.507	100,000	100,000
American General Finance Corp., due 05/05/08	2.708	100,000	100,000
General Electric Capital Corp., due 05/20/08	2.357	100,000	100,000

			300,000
PETROLEUM AND COAL PRODUCTS (2.67%)
Chevron Corp., due 05/06/08	2.204	100,000	100,000

Total Commercial Paper (Cost $500,000)			500,000
UNITED STATES GOVERNMENT AGENCIES (86.41%)
Federal Farm Credit Bank, due 05/08/08	2.701	100,000	99,948
Federal Farm Credit Bank, due 05/22/08	1.932	80,000	79,911
Federal Farm Credit Bank, due 05/27/08	2.003	75,000	74,893
Federal Home Loan Bank, due 05/07/08	2.123	100,000	99,965
Federal Home Loan Bank, due 05/15/08	2.031	100,000	99,922
Federal Home Loan Bank, due 05/21/08	1.790	100,000	99,902
Federal Home Loan Bank, due 05/23/08	2.055	100,000	99,876
Federal Home Loan Bank, due 06/02/08	2.045	100,000	99,821
Federal Home Loan Bank, due 06/11/08	2.065	100,000	99,769
Federal Home Loan Bank, due 06/25/08	2.055	100,000	99,691
Federal Home Loan Bank, due 06/27/08	2.081	100,000	99,676
Federal Home Loan Bank, due 07/09/08	2.046	100,000	99,615
Federal Home Loan Bank, due 07/11/08	2.036	100,000	99,606
Federal Home Loan Mortgage Corp., due 05/12/08	2.766	100,000	99,917
Federal Home Loan Mortgage Corp., due 05/16/08	1.779	100,000	99,927
Federal Home Loan Mortgage Corp., due 05/19/08	2.756	90,000	89,878
Federal Home Loan Mortgage Corp., due 05/30/08	2.136	90,000	89,847
Federal Home Loan Mortgage Corp., due 06/06/08	2.137	90,000	89,811
Federal Home Loan Mortgage Corp., due 06/13/08	2.138	100,000	99,749
Federal Home Loan Mortgage Corp., due 06/16/08	2.037	100,000	99,744
Federal Home Loan Mortgage Corp., due 07/07/08	2.088	80,000	79,694
Federal Home Loan Mortgage Corp., due 07/14/08	2.089	100,000	99,578
Federal Home Loan Mortgage Corp., due 07/21/08	2.099	100,000	99,536
Federal National Mortgage Assoc., due 05/02/08	1.930	80,000	79,996
Federal National Mortgage Assoc., due 05/09/08	2.083	90,000	89,959
Federal National Mortgage Assoc., due 05/13/08	2.082	80,000	79,945
Federal National Mortgage Assoc., due 05/28/08	2.086	80,000	79,877
Federal National Mortgage Assoc., due 06/03/08	2.054	90,000	89,833
Federal National Mortgage Assoc., due 06/04/08	2.087	80,000	79,845
Federal National Mortgage Assoc., due 06/09/08	2.033	90,000	89,805
Federal National Mortgage Assoc., due 06/10/08	2.066	85,000	84,808
Federal National Mortgage Assoc., due 06/12/08	2.034	75,000	74,825
Federal National Mortgage Assoc., due 06/17/08	2.034	90,000	89,765
Federal National Mortgage Assoc., due 06/18/08	2.055	100,000	99,731
Federal National Mortgage Assoc., due 07/30/08	2.069	100,000	99,492

Total United States Government Agencies (Cost $3,238,157)			3,238,157

Total Short-Term Investments (Cost $3,738,157)			3,738,157
OTHER ASSETS LESS LIABILITIES (0.24%)
Cash, receivables, prepaid expense and other assets, less liabilities			9,112

Total Net Assets (100.00%)			$3,747,269

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
April 30, 2008
(Unaudited)

	Shares Held	Value
PREFERRED STOCKS (1.27%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75%	8,000	$150,000

Total Preferred Stock (Cost $200,000)		150,000

	Principal Amount
CORPORATE BONDS (88.22%)
APPAREL AND ACCESSORY STORES (4.76%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$600,000	561,750
CHEMICALS AND ALLIED PRODUCTS (3.68%)
Chemtura Corp., 6.875%, due 06/01/16	300,000	269,250
Nova Chemicals, Ltd., 7.875%, due 09/15/25	200,000	165,000

		434,250
DEPOSITORY INSTITUTIONS (3.10%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49	500,000	365,605
ELECTRIC, GAS AND SANITARY SERVICES (16.79%)
Avista Corp., 5.95%, due 06/01/18	300,000	301,218
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	500,000	512,180
Entergy Corp., 6.18%, due 03/01/35	300,000	275,043
ESI Tractebel, 7.99%, due 12/30/11	315,000	321,300
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	400,000	370,000
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	207,201	201,440

		1,981,181
FOOD STORES (2.70%)
Safeway Inc., 7.45%, due 09/15/27	300,000	318,900
FURNITURE AND FIXTURES (1.72%)
Steelcase Inc., 6.50%, due 08/15/2011	200,000	202,302
HOLDING AND OTHER INVESTMENT OFFICES (22.85%)
Federal Realty Investment Trust, 7.48%, due 08/15/26	600,000	598,368
First Industrial, L.P., 7.60%, due 07/15/28	300,000	257,562
Hospitality Properties Trust, 6.75%, due 02/15/13	225,000	220,979
HRPT Properties Trust, 6.25%, due 08/15/16	425,000	389,202
iStar Financial Inc.-Series B, 5.70%, due 03/01/14	421,000	342,042
Realty Income Corp., 6.75%, due 08/15/19	500,000	463,145
Rouse Company, LP (The), 5.375%, due 11/26/13	500,000	424,925

		2,696,223
INSURANCE CARRIERS (2.84%)
PXRE Capital Trust, 8.85%, due 02/01/27	350,000	335,563
MOTION PICTURES (1.89%)
Time Warner Inc., 8.375%, due 03/15/23	200,000	222,812

PAPER AND ALLIED PRODUCTS (11.43%)
AbitibiBowater Inc., 9.375%, due 12/15/21	400,000	228,000
Cascades Inc., 7.25%, due 02/15/13	500,000	465,000
Potlatch Corp., 9.125%, due 12/01/09	600,000	655,500

		1,348,500
PIPELINES, EXCEPT NATURAL GAS (3.42%)
NuStar Logistics, L.P., 7.65%, due 04/15/18	400,000	403,764
TRANSPORTATION - BY AIR (2.48%)
Continental Airlines, Inc. Pass-Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	319,544	292,959
TRANSPORTATION SERVICES (2.43%)
Preston Corp., 7.00%, due 05/01/11	306,000	286,945
WATER TRANSPORTATION (8.13%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	400,000	414,000
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21	500,000	545,085

		959,085

Total Corporate Bonds (Cost $11,069,167)		10,409,839
MORTGAGE-BACKED SECURITIES (4.28%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
3023 Class TG, 5.50%, due 08/01/35	201,159	197,713
3051 Class MY, 5.50%, due 10/01/25	300,000	307,464

Total Mortgage-Backed Securities (Cost $493,688)		505,177
SHORT-TERM INVESTMENTS (4.87%)
COMMERCIAL PAPER (1.48%)
NONDEPOSITORY INSTITUTIONS
General Electric Capital Corp., 2.22%, due 05/05/2008	175,000	175,000

Total Commercial Paper (Cost $175,000)		175,000
UNITED STATES GOVERNMENT AGENCIES (2.54%)
Federal Home Loan Bank, due 05/09/2008	150,000	149,933
Federal Home Loan Bank, due 05/16/2008	150,000	149,873

Total United States Government Agencies (Cost $299,806)		299,806

	Shares Held
MONEY MARKET MUTUAL FUND (0.85%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $100,351)	100,351	100,351

Total Short-Term Investments (Cost $575,157)		575,157

Total Investments (Cost $12,338,012) (98.64%)		11,640,173
OTHER ASSETS LESS LIABILITIES (1.36%)
Cash, receivables, prepaid expense and other assets, less liabilities		160,322

Total Net Assets (100.00%)		$11,800,495

Restricted securities:
PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 04/30/08, the carrying value of each unit was 73.121, representing $365,605 or 3.10% of total net assets.
Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 04/30/08, the carrying value of each unit was 109.017, representing $545,085 or 4.62% of total net assets.
As of 04/30/08, the carrying value of all restricted securities was $910,690 or 7.72% of total net assets.
Unrealized Appreciation	$198,189
Unrealized Depreciation	(896,028)

Net Unrealized Appreciation (Depreciation)	(697,839)
Cost for federal income tax purposes	$12,338,012

EQUITRUST SERIES FUND, INC. SCHEDULE OF INVESTMENTS VALUE GROWTH PORTFOLIO April 30, 2008 (Unaudited)
	Shares Held	Value
COMMON STOCKS (98.89%)
BUSINESS SERVICES (6.72%)
Adobe Systems Inc.	10,900	$406,461
eBay Inc.	20,155	630,650
Electronic Data Systems Corp.	8,755	162,493
Intuit Inc.	14,060	379,198
Microsoft Corp.	53,553	1,527,332
Oracle Corp.	45,090	940,127
Symantec Corp.	35,583	612,739
VASCO Data Security International, Inc.	16,500	166,485

		4,825,485
CHEMICALS AND ALLIED PRODUCTS (14.12%)
Abbott Laboratories	12,450	656,737
Amgen Inc.	7,590	317,793
Colgate-Palmolive Co.	6,375	450,712
Dow Chemical Co. (The)	4,890	196,333
E. I. du Pont de Nemours and Co.	17,765	868,886
Genentech, Inc.	5,500	375,100
Johnson & Johnson	27,539	1,847,592
K-V Pharmaceutical Co.-Class A	15,150	370,266
Mylan Inc.	27,870	367,048
Novartis AG	6,970	350,800
Pfizer Inc.	75,674	1,521,804
Procter & Gamble Co. (The)	13,750	921,938
Schering-Plough Corp.	19,940	367,095
Teva Pharmaceutical Industries Ltd.	23,334	1,091,565
Wyeth	9,830	437,140

		10,140,809
COMMUNICATIONS (3.33%)
AT&T Inc.	20,105	778,265
Comcast Corp.-Class A	25,237	518,620
Embarq Corp.	7,600	315,932
FairPoint Communications, Inc.	226	2,081
Sprint Nextel Corp.	39,343	314,351
Verizon Communications Inc.	12,000	461,760

		2,391,009
DEPOSITORY INSTITUTIONS (5.27%)
Bank of America Corp.	18,272	685,931
Bank of New York Mellon Corp. (The)	21,602	940,335
Citigroup Inc.	25,389	641,580
National City Corp.	10,030	63,189
New York Community Bancorp, Inc.	29,770	555,806
State Street Corp.	2,470	178,186
U.S. Bancorp	10,922	370,147
Wachovia Corp.	11,922	347,526

		3,782,700
DRUG STORES AND PROPRIETARY STORES (0.65%)
Walgreen Co.	13,400	466,990
ELECTRIC, GAS AND SANITARY SERVICES (3.42%)
Atmos Energy Corp.	15,103	418,051
CMS Energy Corp.	31,400	457,812
Integrys Energy Group, Inc.	11,392	545,563
Pinnacle West Capital Corp.	9,900	336,006
Waste Management, Inc.	6,000	216,600
Xcel Energy Inc.	23,065	479,752

		2,453,784

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (8.10%)
Cisco Systems, Inc.	50,200	1,287,128
Emerson Electric Co.	5,800	303,108
General Electric Co.	92,025	3,009,217
Helen of Troy Ltd.	12,088	204,408
Intel Corp.	25,100	558,726
JDS Uniphase Corp.	15,400	220,374
QUALCOMM Inc.	5,400	233,226

		5,816,187
FABRICATED METAL PRODUCTS (0.97%)
Illinois Tool Works Inc.	13,310	695,980
FOOD AND KINDRED PRODUCTS (5.67%)
Anheuser-Busch Companies, Inc.	8,955	440,586
Coca-Cola Co. (The)	19,010	1,119,119
Coca-Cola Enterprises Inc.	23,540	529,650
Coca-Cola FEMSA, S.A.B. de C.V.	8,400	437,976
Constellation Brands, Inc.	5,975	109,701
General Mills, Inc.	4,000	241,600
Kraft Foods Inc.	9,600	303,648
PepsiCo, Inc.	12,935	886,436

		4,068,716
FOOD STORES (0.53%)
Kroger Co. (The)	13,998	381,445
FORESTRY (0.25%)
Weyerhaeuser Co.	2,805	179,183
FURNISHINGS AND HOME FURNITURE STORES (0.38%)
Bed Bath & Beyond Inc.	8,390	272,675
GENERAL MERCHANDISE STORES (2.59%)
Target Corp.	16,110	855,924
Wal-Mart Stores, Inc.	17,335	1,005,083

		1,861,007
HOLDING AND OTHER INVESTMENT OFFICES (1.31%)
Adams Express Co. (The)	31,680	409,306
H&Q Life Sciences Investors	43,900	534,702

		944,008
INDUSTRIAL MACHINERY AND EQUIPMENT (4.57%)
3M Co.	16,485	1,267,697
EMC Corp.	67,200	1,034,880
Hewlett-Packard Co.	5,870	272,074
Ingersoll-Rand Co. Ltd.-Class A	15,875	704,533

		3,279,184
INSTRUMENTS AND RELATED PRODUCTS (6.72%)
Agilent Technologies, Inc.	12,000	362,520
Becton, Dickinson and Co.	13,246	1,184,192
Danaher Corp.	2,900	226,258
Excel Technology, Inc.	8,000	188,720
Medtronic, Inc.	16,660	811,009
Stryker Corp.	8,670	562,076
Thermo Fisher Scientific Inc.	18,144	1,049,993
Zimmer Holdings, Inc.	5,980	443,477

		4,828,245
INSURANCE AGENTS, BROKERS AND SERVICE (0.51%)
Arthur J. Gallagher & Co.	14,850	364,864
INSURANCE CARRIERS (4.79%)
Allstate Corp. (The)	6,225	313,491
American Equity Investment Life Holding Co.	46,500	448,725
American International Group, Inc.	13,040	602,448
EMC Insurance Group Inc.	15,791	461,097
Lincoln National Corp.	3,605	193,805
MBIA Inc.	6,644	69,098
MetLife, Inc.	10,170	618,844
Protective Life Corp.	4,740	202,019
Safeco Corp.	4,120	274,969
WellPoint, Inc.	5,108	254,123

		3,438,619

LUMBER & OTHER BUILDING MATERIALS DEALERS (0.70%)
Lowe’s Companies, Inc.	19,835	499,644
MANAGEMENT AND RELATED SERVICES (1.14%)
Paychex, Inc.	11,200	407,344
Quest Diagnostics Inc.	8,200	411,476

		818,820
METAL MINING (2.57%)
Barrick Gold Corp.	31,792	1,227,807
Newmont Mining Corp.	14,000	618,940

		1,846,747
MOTION PICTURES (1.26%)
News Corp.-Class A	22,810	408,299
Time Warner Inc.	33,590	498,812

		907,111
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (1.00%)
United Parcel Service, Inc.-Class B	7,005	507,232
Werner Enterprises, Inc.	10,930	212,589

		719,821
NONDEPOSITORY INSTITUTIONS (0.11%)
SLM Corp.	4,440	82,273
OIL AND GAS EXTRACTION (9.13%)
Anadarko Petroleum Corp.	9,900	658,944
Apache Corp.	7,100	956,228
Baker Hughes Inc.	6,300	509,544
Exterran Holdings, Inc.	5,600	374,024
Helmerich & Payne, Inc.	15,200	817,000
Noble Corp.	11,800	664,104
Occidental Petroleum Corp.	9,830	817,954
Rowan Companies, Inc.	15,500	604,345
Transocean Inc.	3,000	442,380
Weatherford International Ltd.	8,800	709,896

		6,554,419
PAPER AND ALLIED PRODUCTS (1.73%)
AbitibiBowater Inc.	34,678	342,272
Kimberly-Clark Corp.	14,025	897,460

		1,239,732
PERSONAL SERVICES (0.67%)
Cintas Corp.	16,150	478,201
PETROLEUM AND COAL PRODUCTS (4.79%)
BP p.l.c.	7,500	545,925
Chevron Corp.	15,500	1,490,325
ConocoPhillips	12,228	1,053,442
Valero Energy Corp.	7,200	351,720

		3,441,412
PRINTING AND PUBLISHING (0.98%)
Belo Corp.-Series A	9,580	96,758
Meredith Corp.	8,290	268,679
R. R. Donnelley & Sons Co.	10,960	335,814

		701,251
RAILROAD TRANSPORTATION (0.38%)
Union Pacific Corp.	1,860	270,053

TOBACCO PRODUCTS (0.63%)
Altria Group, Inc.	6,395	127,900
Philip Morris International Inc.	6,395	326,337

		454,237
TRANSPORTATION EQUIPMENT (3.34%)
Federal Signal Corp.	17,200	238,736
Honeywell International Inc.	20,860	1,239,084
ITT Corp.	14,340	917,760

		2,395,580
WHOLESALE TRADE - NONDURABLE GOODS (0.56%)
SYSCO Corp.	13,235	404,594

Total Common Stocks (Cost $67,054,409)		71,004,785
SHORT-TERM INVESTMENTS (1.51%)
MONEY MARKET MUTUAL FUND (0.05%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $36,444)	36,444	36,444

	Principal Amount
COMMERCIAL PAPER (1.04%)
NONDEPOSITORY INSTITUTIONS
General Electric Capital Corp., 2.10%, due 05/01/08	$275,000	275,000
General Electric Capital Corp., 2.26%, due 05/02/08	325,000	325,000
General Electric Capital Corp., 2.29%, due 05/14/08	150,000	150,000

Total Commercial Paper (Cost $750,000)		750,000
UNITED STATES GOVERNMENT AGENCIES (0.42%)
Federal Home Loan Bank, due 05/09/08 (Cost $299,867)	300,000	299,867

Total Short-Term Investments (Cost $1,086,311)		1,086,311

Total Investments (Cost $68,140,720) (100.40%)		72,091,096
OTHER ASSETS LESS LIABILITIES (-0.40%)
Cash, receivables, prepaid expense and other assets, less liabilities		(284,709)

Total Net Assets (100.00%)		$71,806,387

Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$10,589,276
Unrealized Depreciation	(7,144,629)

Net Unrealized Appreciation (Depreciation)	3,444,647
Cost for federal income tax purposes	$68,646,449

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Series Fund, Inc.

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date:	6/19/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date:	6/19/2008

By:	/s/ James P. Brannen
James P. Brannen
Chief Financial Officer

Date:	6/19/2008